GENERAL (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 01, 2015
Business Acquisition [Line Items]
Accumulated deficit	$ 27,547	$ 27,412
Net loss	135	1,170	$ 1,768
Cash flows used in operating activities	$ (130)	(1,598)	$ (384)
Investment		1,353
Vexigo Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired				100.00%
Consideration for sale of assets		250
Alpha Capital Anstalt [Member]
Business Acquisition [Line Items]
Investment in preferred shares		1,500
Investment in ordinary shares		$ 188